Trade and other receivables - Summary Of Trade And Other Receivables Detailed Information (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Processor receivables	$ 67	$ 35
Trade receivables	14	24
Other receivables	8	9
Prepayments	92	70
Total	$ 181	$ 138